Related party transaction - Transactions into related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Depreciation	€ 3,296	€ 3,306	€ 3,640
Right-of-Use Assets	8,102	8,420	9,054
Non-executive directors of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	172	163	122
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	64	86	58
Shareholders of the Group
Related party transactions
Sale of goods to	0	0	0
Purchases from	97	104	37
Depreciation	0	0	0
Interest expense	3	5	6
Right-of-Use Assets	0	0	0
Receivables	0	0	77
Lease liabilities	0	0	0
Other liabilities	64	96	60
Joint ventures
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	0	0
Non-controlling interests
Related party transactions
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-Use Assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	€ 0	€ 0	€ 0